Other asset - Additional Information (Detail) $ in Thousands	May 29, 2018 USD ($)
Due with one year
Other asset [line items]
Contractual obligations	$ 4,000
Serono Inc | 2013 Termination agreement
Other asset [line items]
Contractual obligations	28,200
Performance obligation final settlement amount	23,850
Serono Inc | 2013 Termination agreement | Due with one year
Other asset [line items]
Contractual obligations	4,000
Serono Inc | 2013 Termination agreement | Due in next four to five years
Other asset [line items]
Contractual obligations	$ 24,200